Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

14. Commitments and Contingencies

The Company had a contractual arrangement with an operator to reimburse quality assurance fees levied by the California Department of Health Care Services from August 1, 2005 through July 31, 2008. The Company was obligated to reimburse the fees to the operator if and when the state withheld these fees from the operator’s Medi-Cal reimbursements associated with 5 facilities that were formerly leased to Trinity Health Systems. The total possible obligation for these fees was $1.4 million, which the Company has paid. Judicial proceedings initiated by the Company seeking declaratory relief for these fees were settled on July 24, 2012 which provided for recovery of such amounts from the State of California. The approximate settlement of $756,000 is recognized in interest and other income.

During 2011, the Company entered into a contractual arrangement with an operator in one of its facilities to reimburse any liabilities, obligations or claims of any kind or nature resulting from the actions of the former operator in such facility, Brighten Health Care Group. The Company is obligated to reimburse the fees to the operator if and when the operator incurs such expenses associated with certain Indemnified Events, as defined therein. The total possible obligation for these fees is estimated to be $2.3 million, of which approximately $1.8 million has been paid to date. The remaining $0.5 million was accrued as a component of other liabilities in the consolidated balance sheets.

In late 2011, after a dispute with certain of its limited partners, the Partnership filed a declaratory judgment motion in the Delaware Chancery Court seeking confirmation that an adjustment to the distributions of cash flows of the Partnership was made in accordance with the partnership agreement following the investment in the Partnership by the Company and related financing transactions. The dispute relates to the relative distributions among classes of limited partners that existed prior to the investment by the Company. In November 2012, certain limited partners (including Ari Ryan, one of our directors, and other members of the estate of Zev Karkomi, one of our co-founders) filed suit in the Circuit Court of Cook County, Illinois against the Company, the Partnership and Mr. Bernfield alleging that the adjustment described above was improper and adding certain fiduciary duty claims against the Company and Mr. Bernfield in connection with the adjustment and certain equity incentive programs implemented in connection with the investment in the Partnership by the Company, the terms of which were approved by several of the plaintiffs in the Illinois action. In January 2013, the Company reached a settlement with the defendant in the Delaware action and the plaintiffs in the Illinois action. The settlement releases the Company, the Partnership and Mr. Bernfield in exchange for a partial reallocation of relative distributions among classes of limited partners, which reallocation will be funded by the limited partners that previously received such distributions or offset against distributions otherwise due. No additional amounts are payable by the Company, the Partnership or Mr. Bernfield and, accordingly, the settlement is not expected to have a material impact on the Company or the Partnership.

The Company is involved in various unresolved legal actions and proceedings, which arise in the normal course of our business. Although the outcome of a particular proceeding can never be predicted, we do not believe that the result of any of these other matters will have a material adverse effect on our business, operating results, liquidity or financial position.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Commitments and Contingencies

14. Commitments and Contingencies

The Partnership had a contractual arrangement with an operator to reimburse quality assurance fees levied by the California Department of Health Care Services from August 1, 2005 through July 31, 2008. The Partnership was obligated to reimburse the fees to the operator if and when the state withheld these fees from the operator’s Medi-Cal reimbursements associated with 5 facilities that were formerly leased to Trinity Health Systems. The total possible obligation for these fees was $1.4 million, which the Partnership has paid. Judicial proceedings initiated by the Partnership seeking declaratory relief for these fees were settled on July 24, 2012 which provided for recovery of such amounts from the State of California. The approximate settlement of $756,000 is recognized in interest and other income.

During 2011, the Partnership entered into a contractual arrangement with an operator in one of its facilities to reimburse any liabilities, obligations or claims of any kind or nature resulting from the actions of the former operator in such facility, Brighten Health Care Group. The Partnership is obligated to reimburse the fees to the operator if and when the operator incurs such expenses associated with certain Indemnified Events, as defined therein. The total possible obligation for these fees is estimated to be $2.3 million, of which approximately $1.8 million has been paid to date. The remaining $0.5 million was accrued as a component of other liabilities in the consolidated balance sheets.

In late 2011, after a dispute with certain of its limited partners, the Partnership filed a declaratory judgment motion in the Delaware Chancery Court seeking confirmation that an adjustment to the distributions of cash flows of the Partnership was made in accordance with the partnership agreement following the investment in the Partnership by the REIT and related financing transactions. The dispute relates to the relative distributions among classes of limited partners that existed prior to the investment by the REIT. In November 2012, certain limited partners (including Ari Ryan, one of our directors, and other members of the estate of Zev Karkomi, one of our co-founders) filed suit in the Circuit Court of Cook County, Illinois against the REIT, the Partnership and Mr. Bernfield alleging that the adjustment described above was improper and adding certain fiduciary duty claims against the REIT and Mr. Bernfield in connection with the adjustment and certain equity incentive programs implemented in connection with the investment in the Partnership by the REIT, the terms of which were approved by several of the plaintiffs in the Illinois action. In January 2013, we reached a settlement with the defendant in the Delaware action and the plaintiffs in the Illinois action. The settlement releases the REIT, the Partnership and Mr. Bernfield in exchange for a partial reallocation of relative distributions among classes of limited partners, which reallocation will be funded by the limited partners that previously received such distributions or offset against distributions otherwise due. No additional amounts are payable by the REIT, the Partnership or Mr. Bernfield and, accordingly, the settlement is not expected to have a material impact on the REIT or the Partnership.

The Partnership is involved in various unresolved legal actions and proceedings, which arise in the normal course of our business. Although the outcome of a particular proceeding can never be predicted, we do not believe that the result of any of these other matters will have a material adverse effect on our business, operating results, liquidity or financial position.